GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in carrying amount of goodwill
Balance at the beginning of the period, Gross Amount		¥ 112,785	¥ 66,650	¥ 66,650
Balance at the beginning of the period, Accumulated Impairment Loss		(4,441)	(1,996)	(1,808)
Balance at the beginning of the period, Net Amount		108,344	64,654	64,842
Impairment losses recognized		0	(2,445)	(188)
Increase in goodwill related to acquisitions		63,160	46,135
Balance at the end of the period, Gross Amount		175,945	112,785	66,650
Balance at the end of the period, Accumulated Impairment Loss		(4,441)	(4,441)	(1,996)
Balance at the end of the period, Net Amount	$ 24,702	¥ 171,504	¥ 108,344	¥ 64,654